Investments in affiliate (Tables)	12 Months Ended
Dec. 31, 2014
Investments in affiliate [Abstract]:
Schedule of Investments In Affiliate - Jointly owned companies additional information [Table Text Block]

		Participation %	Date Established
Entity	Vessel/Hull	December 31, 2014	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Hull HN2121	40%	October 16, 2013
Bertrand Maritime Co.	Hull HN2122	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

Schedule of Investments In Affiliate - Summarized financial information of the affiliates [Table Text Block]

	December 31,
	2013	2014
Non-current assets	49,072	177,220
Current assets	3,184	13,267
	52,256	190,487

Current liabilities	2,196	6,283

	Year ended December 31,
	2013	2014
Voyage revenue	5,580	12,449
Net income / (loss)	1,410	(6,360)